[CONSECO LOGO]




WASHINGTON NATIONAL INSURANCE COMPANY







Annual Report
to Contract Owners

December 31, 2006














                        Washington National Insurance Company Variable Account B

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2006

=========================================================================================================================

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B                                                             PAGE
Statement of Assets and Liabilities as of December 31, 2006...........................................................  1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2006.................  2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2005.................  3
Notes to Financial Statements.........................................................................................  4
Report of Independent Registered Public Accounting Firm...............................................................  7

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

==================================================================================================================================
                                                                                                SHARES       COST          VALUE
                                                                                             =====================================
Assets:
   Investments in 40|86 Series Trust portfolio shares, at net asset value (Note 2)
     Balanced Portfolio................................................................        75,713.5  $ 1,044,478    $1,171,287
     Equity Portfolio..................................................................        41,266.9      749,547     1,023,007
     Government Securities Portfolio...................................................        19,392.9      231,707       219,139
     Money Market Portfolio............................................................        49,119.5       49,119        49,120
   Due from Washington National Insurance Company...................................................................        11,510
----------------------------------------------------------------------------------------------------------------------------------
       Net assets..................................................................................................     $2,474,063
==================================================================================================================================

                                                                                                 UNITS    UNIT VALUE       VALUE
                                                                                             =====================================
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Contracts issued prior to August 20, 1984:
       Government Securities Portfolio................................................             88.3   $40.472459    $    3,574
       Money Market Portfolio.........................................................             85.1    24.104394         2,051
     Contracts issued on or after August 20, 1984:
       Balanced Portfolio.............................................................         20,552.6    56.989724     1,171,287
       Equity Portfolio...............................................................          5,906.5   172.238212     1,017,325
       Government Securities Portfolio.................................................         5,119.9    34.929711       178,837
       Money Market Portfolio.........................................................          2,259.3    20.833444        47,069
----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners'  deferred annuity reserves.....................................     2,420,143
----------------------------------------------------------------------------------------------------------------------------------
     Contract owners' annuity payment reserves:
       Equity Portfolio.............................................................................................         6,091
       Government Securities Portfolio..............................................................................        47,829
----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves.......................................        53,920
----------------------------------------------------------------------------------------------------------------------------------
           Net assets ..............................................................................................    $2,474,063
==================================================================================================================================


UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================
                                                                                                40|86 SERIES TRUST
                                                                                 =================================================
                                                                                                          GOVERNMENT       MONEY
                                                                                 BALANCED       EQUITY    SECURITIES       MARKET
==================================================================================================================================
Number of units, beginning of year                                               21,041.2       6,948.4      6,757.3       2,347.5
Units purchased                                                                       0.0           0.0        140.1           0.0
Units redeemed                                                                     (488.6)     (1,041.9)    (1,689.2)         (3.1)
----------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year                                                     20,552.6       5,906.5      5,208.2       2,344.4
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                             ===================================================================
                                                                                         GOVERNMENT        MONEY        COMBINED
                                                              BALANCED       EQUITY      SECURITIES        MARKET        TOTAL
================================================================================================================================
Investment income:
   Income from short-term capital gains
     from investments and dividends
       in portfolio shares .............................     $  20,889     $   5,637      $   9,414      $   2,179     $  38,119
Expenses:
   Mortality and expense risk fees .....................        13,954        13,233          3,004            594        30,785
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) ......................         6,935        (7,596)         6,410          1,585         7,334
--------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments
   in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares .............................         3,057        84,008         (6,646)            --        80,419
     Net realized long-term capital gain distributions
       from investments in portfolio shares ............            --       122,338             --             --       122,338
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
     in portfolio shares ...............................         3,057       206,346         (6,646)            --       202,757
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..................       113,357       (68,210)         4,845              1        49,993
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations .............     $ 123,349     $ 130,540      $   4,609      $   1,586     $ 260,084
================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                          =======================================================================
                                                                                         GOVERNMENT       MONEY         COMBINED
                                                            BALANCED        EQUITY       SECURITIES       MARKET         TOTAL
=================================================================================================================================
Changes from operations:
   Net investment income (loss) .......................   $     6,935    $    (7,596)   $     6,410    $     1,585    $     7,334
   Net realized gain (loss)  on  investments
     in portfolio shares ..............................         3,057        206,346         (6,646)            --        202,757
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............       113,357        (68,210)         4,845              1         49,993
---------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets
     from operations ..................................       123,349        130,540          4,609          1,586        260,084
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions ...............................       (26,044)      (170,067)       (56,839)           (65)      (253,015)
---------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from
       contract owners' transactions ..................       (26,044)      (170,067)       (56,839)           (65)      (253,015)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..........        97,305        (39,527)       (52,230)         1,521          7,069
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .........................     1,073,982      1,062,943        282,470         47,599      2,466,994
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year ........................   $ 1,171,287    $ 1,023,416    $   230,240    $    49,120    $ 2,474,063
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

==================================================================================================================================
                                                                                      40|86 SERIES TRUST
                                                             =====================================================================
                                                                                          GOVERNMENT        MONEY        COMBINED
                                                              BALANCED        EQUITY      SECURITIES        MARKET        TOTAL
==================================================================================================================================
Investment income:
   Income from short-term capital gains
     from investments and dividends
       in portfolio shares .............................     $  17,675      $   4,978      $  11,449      $   1,626     $  35,728
Expenses:
   Mortality and expense risk fees .....................        13,097         13,195          3,841            718        30,851
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) ......................         4,578         (8,217)         7,608            908         4,877
---------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments
   in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares .............................          (862)        91,256         (5,619)            --        84,775
     Net realized long-term capital gain distributions
       from investments in portfolio shares ............            --         98,514             --             --        98,514
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
     in portfolio shares ...............................          (862)       189,770         (5,619)            --       183,289
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..................        40,061        (83,975)          (783)            --       (44,697)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations .............     $  43,777      $  97,578      $   1,206      $     908     $ 143,469
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

=================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                          =======================================================================
                                                                                         GOVERNMENT       MONEY         COMBINED
                                                            BALANCED        EQUITY       SECURITIES       MARKET         TOTAL
=================================================================================================================================
Changes from operations:
   Net investment income (loss) .......................   $     4,578    $    (8,217)   $     7,608    $       908    $     4,877
   Net realized gain (loss)  on  investments
     in portfolio shares ..............................          (862)       189,770         (5,619)            --        183,289
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............        40,061        (83,975)          (783)            --        (44,697)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets
     from operations ..................................        43,777         97,578          1,206            908        143,469
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions ...............................       (40,833)      (205,249)       (56,071)       (16,062)      (318,215)
---------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from
       contract owners' transactions ..................       (40,833)      (205,249)       (56,071)       (16,062)      (318,215)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..........         2,944       (107,671)       (54,865)       (15,154)      (174,746)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .........................     1,071,038      1,170,614        337,335         62,753      2,641,740
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year ........................   $ 1,073,982    $ 1,062,943    $   282,470    $    47,599    $ 2,466,994
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

================================================================================

(1) GENERAL

   Washington National Insurance Company Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company ("Bankers National"). Effective October 1, 2004 Bankers National was merged into Washington National Insurance Company (the "Company") under a separate Plan and Agreement of Merger approved by the Illinois, Texas and California Insurance Departments. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a Delaware corporation ("Conseco") as was Bankers National on the date of the merger. Conseco is a publicly held specialized financial services holding company listed on the New York Stock Exchange. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Illinois Insurance Code.

   The Account invests solely in shares of the portfolios of 40|86 Series Trust (the "Trust"), a diversified, open-end management investment company, formerly known as Conseco Series Trust. The Trust is managed by 40|86 Advisors, Inc., a registered investment advisor and wholly owned subsidiary of Conseco. The investment options available are the Balanced, Equity, Government Securities, and Money Market Portfolios of the Trust.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2006 and 2005 was $165,238 (Balanced - $20,889; Equity
- $127,975; Government Securities - $14,195; Money Market - $2,179) and $142,922
(Balanced - $18,085; Equity - $103,705; Government Securities - $19,506; Money Market - $1,626), respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2006 and 2005 were $294,745 (Balanced - $39,998; Equity - $183,631; Government Securities - $70,456; Money Market - $660) and $364,090 (Balanced - $54,336; Equity - $219,098; Government
Securities - $73,876; Money Market - $16,780), respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

   The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees totaled $30,785 and $30,851 for the years ended December 31, 2006 and 2005, respectively.

   The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such part of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2006 AND 2005

================================================================================

more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the years ended December 31, 2006 and 2005, respectively.

   An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on
IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $1,175 and $1,327 for the years ended December 31, 2006 and 2005, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

   A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. There were no such charges for the years ended December 31, 2006 and 2005.

(5) FINANCIAL HIGHLIGHTS

   The total return is defined as the percentage change of unit values from the beginning of the period to the end of the period. The investment income ratio is the ratio of income (including short-term capital gains from investments and dividends in portfolio shares) to the average daily net assets.

                                            40|86 SERIES TRUST (CONTRACTS ISSUED AFTER AUGUST 20, 1984)
                                      ======================================================================

                                                        NET ASSETS                      INVESTMENT
                                                 =======================      TOTAL       INCOME      EXPENSE
                                       UNITS      UNIT VALUE     (000S)     RETURN (1)   RATIO (2)   RATIO (3)
==============================================================================================================

Balanced Portfolio
   December 31, 2006 ..........       20,553        $56.99       1,171        11.65%       1.87%       1.25%
   December 31, 2005 ..........       21,041        $51.04       1,074         4.32%       1.69%       1.25%
   December 31, 2004 ..........       21,891        $48.93       1,071         9.46%       1.94%       1.25%
   December 31, 2003 ..........       27,894        $44.70       1,247        21.76%       2.27%       1.25%
   December 31, 2002 ..........       30,156        $36.71       1,107       -14.00%       3.05%       1.25%
Equity Portfolio
   December 31, 2006 ..........        5,907       $172.24       1,023        13.21%       0.53%       1.25%
   December 31, 2005 ..........        6,948       $152.14       1,057        10.06%       0.47%       1.25%
   December 31, 2004 ..........        8,429       $138.24       1,165        19.43%       0.42%       1.25%
   December 31, 2003 ..........       37,244       $115.74       4,311        35.47%       0.22%       1.25%
   December 31, 2002 ..........       48,261        $85.44       4,123       -14.50%       0.31%       1.25%
Fixed Income Portfolio
   December 31, 2006 ..........           --        $19.21          --         3.16%       0.00%       1.25%
   December 31, 2005 ..........           --        $18.62          --         1.01%       0.00%       1.25%
   December 31, 2004 ..........           --        $18.44          --         3.44%       3.61%       1.25%
   December 31, 2003 ..........          461        $17.82           8         7.97%       4.22%       1.25%
   December 31, 2002 ..........          461        $16.51           8         3.38%       6.80%       1.25%
Government Securities Portfolio
   December 31, 2006 ..........        5,120        $34.93         179         2.17%       3.92%       1.25%
   December 31, 2005 ..........        6,669        $34.19         228         0.47%       3.73%       1.25%
   December 31, 2004 ..........        7,677        $34.03         261         1.20%       3.19%       1.25%
   December 31, 2003 ..........       32,969        $33.62       1,109         0.10%       4.02%       1.25%
   December 31, 2002 ..........       45,482        $33.59       1,528         7.97%       5.76%       1.25%
Money Market Portfolio
   December 31, 2006 ..........        2,259        $20.83          47         3.31%       4.59%       1.25%
   December 31, 2005 ..........        2,262        $20.17          46         1.61%       2.83%       1.25%
   December 31, 2004 ..........        3,063        $19.85          61        -0.32%       0.91%       1.25%
   December 31, 2003 ..........        6,321        $19.91         126        -0.62%       0.64%       1.25%
   December 31, 2002 ..........        7,747        $20.03         155        -0.01%       1.29%       1.25%
                                      ------------------------------------------------------------------------

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying trust, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

(2) These amounts represent the dividends, excluding distributions of long-term capital gains, received by the Account from the Trust, net of management fees assessed by the Trust manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the Trust in which the Account invests.

(3) These amounts represent the annualized contract expenses of the variable account, consisting solely of mortality and expense charges that result in a direct reduction to unit values, for each period indicated. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2006 AND 2005

================================================================================

(6) SUBSEQUENTEVENT

LIQUIDATION AND SUBSTITUTION OF 40|86 SERIES TRUST

   On December 19, 2006, the Board of Trustees of the 40|86 Series Trust (the "Trust") approved a plan to liquidate and terminate the Fixed Income Portfolio, the Government Securities Portfolio, and the Money Market Portfolio (the "Liquidated Portfolio" or "Liquidated Portfolios") (the "Liquidation"), upon the recommendation of 40|86 Advisors, Inc., the investment adviser to the Trust. Completion of the Liquidation is subject to a number of conditions, including notification of the Liquidation to the shareholders of the Liquidated Portfolio (including owners of variable annuity contracts and variable life insurance contracts having contract values allocated to a separate account invested in shares of the Liquidated Portfolios).

   The Liquidation of the Liquidated Portfolios is expected to occur on or about March 23, 2007 (the "Liquidation Date"). On the Liquidation Date, each
Liquidated Portfolios will distribute its assets to shareholders by redeeming their shares for cash, and will thereafter wind up its operations and terminate its existence.

   On November 9, 2006, Jefferson National Life Insurance Company ("JNL"), the primary distributor of shares of 40|86 Series Trust, filed an exemptive application (the "Substitution Application") with the Securities and Exchange Commission ("SEC"). The Substitution Application seeks authority from the SEC to substitute shares of Equity Portfolio and Balanced Portfolio, respectively, with shares to two newly created funds advised by JNL's affiliated investment advisor. The date for completing the substitution is subject to SEC approval.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



================================================================================

TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Washington National Insurance Company Variable Account B (the "Account") at December 31, 2006, the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2006 by correspondence with the investment Trust's transfer agent, provide a reasonable basis for our opinion.

   As described in Note 6, the 40|86 Series Trust Funds are subject to plans for liquidation, termination, and substitution.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 26, 2007


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WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B

SPONSOR

Washington National Insurance Company - Carmel, Indiana.

INDEPENDENT REGISTEREDPUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP - Indianapolis, Indiana.


                                                                               9
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               WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED
    SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
     IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE
       OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


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                                                           Carmel, Indiana 46032


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